Material accounting estimates and assumptions (Policies)	12 Months Ended
Dec. 31, 2024
Disclosure of accounting judgements and estimates explanatory [Abstract]
Accounting policy for income tax
1) Income taxes
The Group has recognized current and deferred taxes based on best estimates of expected future income tax effect arising from the Group’s operations until the end of the current reporting period. However, actual tax payment may not be identical to the related assets/liabilities already recognized, and these differences may affect current taxes and deferred tax assets/liabilities at the time when income tax effects are finalized. Deferred tax assets relating to tax losses carried forward and deductible temporary differences are recognized only to the extent that it is probable that future taxable profit will be available against which the tax losses carried forward and the deductible temporary differences can be utilized. In this case the Group’s evaluation considers various factors such as estimated future taxable profit based on forecasted operating results, which are based on historical financial performance. The Group is reviewing the carrying amount of deferred tax assets every end of the reporting period and in the event that the possibility of earning future taxable income changes, the deferred tax assets are adjusted up to taxable income sufficient to use deductible temporary differences.

Valuation of financial instruments
2) Valuation of financial instruments
Financial assets at FVTPL and FVTOCI are recognized in the consolidated financial statements at fair value. All derivatives are measured at fair value. Valuation techniques are required in order to determine fair values of financial instruments where observable market prices do not exist. Financial instruments that are not actively traded and have low price transparency will have less objective fair value and require broad judgment in liquidity, concentration, uncertainty in market factors and assumption in price determination and other risks.
As described in ‘2. Basis of Preparation and Material Accounting Policies (9) 5) Fair value of financial instruments’, when valuation techniques are used to determine the fair value of a financial instrument, various general and internally developed techniques are used, and various types of assumptions and variables are incorporated during the process.

Impairment of financial instruments
3) Impairment of financial instruments
The accuracy of the provision for credit losses is determined by the estimation of the expected cash flows for each borrower for estimating the individually assessed loan-loss allowance, and the assumptions and variables in the model used for estimating the collectively assessed loan-loss allowance payment, guarantee and unused commitment.
The Group has estimated the allowance for credit losses based on reasonable and supportable information that was available without undue cost or effort at the reporting date about past events, current conditions and forecasts of future economic conditions.
Information on measuring expected credit loss is described in 4. Risk Management (1) 2) Measurement of expected credit loss.

Accounting policy for defined benefit plan
4) Defined benefit plan
The Group operates a defined benefit pension plan. The defined benefit obligation is calculated at the end of every reporting period by performing an actuarial valuation, and an estimation of the assumptions used in the actuarial valuation such as the discount rate, expected wage growth rate and mortality rate. The defined benefit plan, due to its long-term nature, contains significant uncertainties in its estimates.

Impairment of goodwill	5) Impairment of goodwill The recoverable amount of a cash generating unit (CGU) is determined based on value-in-use calculations.